Other Income, Net - Schedule of Other Income, Net (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Other Income, Net [Abstract]
Bank interest income, net	$ 8,630	$ 14,442
Exchange difference	37,676	18,577
Miscellaneous income	25
Total other income	$ 46,331	$ 33,019